Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total Properties	$ 5,048	$ 4,775
Cordoba Shopping [Member]
Statement [Line Items]
Total Properties	$ 5,048	$ 4,775